UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Digital Century Capital

Address:  660 Madison Avenue
          14th Floor
          New York, NY 10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Rajiv J. Chaudhri
Title:    Managing Member
Phone:    (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri               New York, NY            February 11, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $48,121,850.00


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                    FORM 13F INFORMATION TABLE


                      Title of                     Value as of                           Investment   Other      Voting Authority
Name                  Class           CUSIP        December 31, 2002   Shares   SH/PRN   Discretion   Managers    Sole
----                  -----           -----        -----------------   -------  ------   ----------   --------    ----
BEA Systems           Common          073325102    $ 3,922,740.00      342,000  SH       Sole         None        342,000
Brocade               Common          111621108      $ 869,400.00      210,000  SH       Sole         None        210,000
Cisco                 Common          17275R102    $ 3,995,500.00      305,000  SH       Sole         None        305,000
eBay                  Common          278642103    $ 6,782,000.00      100,000  SH       Sole         None        100,000
EMC Corp              Common          268648102    $ 1,915,680.00      312,000  SH       Sole         None        312,000
Extreme Networks      Common          30226D106      $ 529,740.00      162,000  SH       Sole         None        162,000
IBM                   Common          459200101    $ 5,037,500.00       65,000  SH       Sole         None         65,000
Integrated Devices    Common          458118106      $ 544,050.00       65,000  SH       Sole         None         65,000
Ishares TR            Glmn Schs Soft  464287515    $ 3,548,970.00      141,000  SH       Sole         None        141,000
Juniper Networks      Common          48203R104    $ 1,509,600.00      222,000  SH       Sole         None        222,000
Atmel Corp            Common          49513104       $ 557,500.00      250,000  SH       Sole         None        250,000
Mcdata                Cl B            580031102      $ 597,550.00       85,000  SH       Sole         None         85,000
Motorola              Common          620076109    $ 2,223,050.00      257,000  SH       Sole         None        257,000
Openwave              Common          683718100    $ 1,000,000.00      500,000  SH       Sole         None        500,000
Overture              Common          69039r100    $ 2,567,140.00       94,000  SH       Sole         None         94,000
Qualcomm              Common          747525103    $ 2,765,640.00       76,000  SH       Sole         None         76,000
Research in Motion    Common          760975102      $ 721,600.00       55,000  SH       Sole         None         55,000
SAP                   Common          803054204    $ 2,788,500.00      143,000  SH       Sole         None        143,000
Veritas Software Co.  Common          923436109    $ 1,749,440.00      112,000  SH       Sole         None        112,000
Yahoo                 Common          984332106    $ 4,496,250.00      275,000  SH       Sole         None        275,000

                                      Total:      $ 48,121,850.00




02075.0001 #384098